UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marble Arch Investments, LP
Address: 645 Madison Avenue
         17th Floor
         New York, New York  10022

13F File Number:  028-12924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Scott McLellan
Title:     Manager of Marble Arch Investments GP, LLC
Phone:     212.230.1290

Signature, Place, and Date of Signing:

 /s/ Robert Scott McLellan     New York, New York/USA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $1,367,399 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    40774   937000 SH       SOLE                   937000
AMERICAN INTL GROUP INC        COM NEW          026874784    48797  1257000 SH       SOLE                  1257000
CARTER INC                     COM              146229109    57270  1000000 SH       SOLE                  1000000
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    64383   618000 SH       SOLE                   618000
COLFAX CORP                    COM              194014106    44911   965000 SH       SOLE                   965000
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302    88733  1276000 SH       SOLE                  1276000
ENSCO PLC                      SHS CLASS A      G3157S106    58200   970000 SH       SOLE                   970000
FLEETCOR TECHNOLOGIES INC      COM              339041105   121905  1590000 SH       SOLE                  1590000
GOLAR LNG LTD BERMUDA          SHS              G9456A100    60664  1640000 SH       SOLE                  1640000
GOOGLE INC                     CL A             38259P508    90776   114300 SH       SOLE                   114300
GRACE W R & CO DEL NEW         COM              38388F108   100763  1300000 SH       SOLE                  1300000
JONES LANG LASALLE INC         COM              48020Q107    38770   390000 SH       SOLE                   390000
LIBERTY GLOBAL INC             COM SER A        530555101   100531  1370000 SH       SOLE                  1370000
MOTOROLA SOLUTIONS INC         COM NEW          620076307    78885  1232000 SH       SOLE                  1232000
SALLY BEAUTY HLDGS INC         COM              79546E104    38870  1323000 SH       SOLE                  1323000
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    19722   600000 SH       SOLE                   600000
SOLARWINDS INC                 COM              83416B109    59100  1000000 SH       SOLE                  1000000
TRANSDIGM GROUP INC            COM              893641100    30584   200000 SH       SOLE                   200000
TRIPADVISOR INC                COM              896945201    63024  1200000 SH       SOLE                  1200000
VALEANT PHARMACEUTICALS INTL   COM              91911K102    67518   900000 SH       SOLE                   900000
VISTAPRINT N V                 SHS              N93540107    25090   649000 SH       SOLE                   649000
VIVUS INC                      COM              928551100    17050  1550000 SH       SOLE                  1550000
WABCO HLDGS INC                COM              92927K102    37977   538000 SH       SOLE                   538000
XPO LOGISTICS INC              COM              983793100    13102   778000 SH       SOLE                   778000